Summary of Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2017
Accounting Policies [Abstract]
Asset Acquired and Liabilities Assumed on Acquisition

Acquisitions are aggregated by year of purchase in the following table:

	Fiscal 2017 Acquisitions			Fiscal 2016 Acquisitions
(In thousands)	Weighted-Average Intangible Asset Amortization Life (In Years)	Total		Weighted-Average Intangible Asset Amortization Life (In Years)	Total
Current assets		$78,565			$20,094
Property, plant and equipment		59,630			4,771
Goodwill	N/A	75,361		N/A	29,762
Tradenames - indefinite lives	N/A	12,251		N/A	-
Other intangible assets	14	83,447		9	18,441
Other long-term assets		460			27
Total Assets Acquired		$309,714			$73,095
Liabilities assumed		(51,344)			(21,379)
Net Assets Acquired		$258,370	(1)		$51,716	(2)

(1)	Figure includes cash acquired of $4.2 million.
(2)	Figure includes cash acquired of $6.5 million.

Property, Plant and Equipment
May 31,	2017	2016
(In thousands)
Land	$82,184	$60,223
Buildings and leasehold improvements	427,304	363,036
Machinery and equipment	975,091	921,571
Total property, plant and equipment, at cost	1,484,579	1,344,830
Less: allowance for depreciation and amortization	741,893	715,377
Property, plant and equipment, net	$742,686	$629,453

Useful Lives

Depreciation is computed primarily using the straight-line method over the following ranges of useful lives:

Land improvements	1 to 50 years
Buildings and improvements	1 to 80 years
Machinery and equipment	1 to 30 years

Major Classes of Inventories

Inventories were composed of the following major classes:

May 31,	2017	2016
(In thousands)
Raw material and supplies	$248,426	$227,900
Finished goods	539,771	457,918
Total Inventory	$788,197	$685,818

Investment (Income), Net

Investment (income), net, consists of the following components:

Year Ended May 31,	2017	2016	2015
(In thousands)
Interest (income)	$(4,620)	$(5,975)	$(8,304)
(Gain) on sale of marketable securities	(8,174)	(6,457)	(8,692)
Other-than-temporary impairment on securities	420	3,811	22
Dividend (income)	(1,610)	(1,744)	(1,603)
Investment (income), net	$(13,984)	$(10,365)	$(18,577)

Other Expense (Income), Net

Other expense (income), net, consists of the following components:

Year Ended May 31,	2017	2016	2015
(In thousands)
Royalty expense (income), net	$2,680	$2,039	$(1,843)
Loss on litigation settlement	-	9,300	-
(Gain) on remeasurement of joint venture ownership	-	(7,972)	-
(Income) loss related to unconsolidated equity affiliates	(1,013)	(2,080)	(2,023)
Other expense (income), net	$1,667	$1,287	$(3,866)